Equity (Details 1)	9 Months Ended
Sep. 30, 2014
Stock issued for services	116,523,601
March 31, 2014 [Member]
Stock issued for services	41,723,601
June 30, 2014 [Member]
Stock issued for services	3,450,000
September 30, 2014 [Member]
Stock issued for services	71,350,000